                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________

Post-Effective Amendment No. _______________
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:
Area Code and Telephone Number:

     Principal Investors Fund, Inc.    (800) 247-4123

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     711 High Street, Des Moines, Iowa 50392

Name and Address of Agent for Service:
With a copy to:

Michael D. Roughton                    John W. Blouch
Counsel                                Jones & Blouch L.L.P.
Principal Investors Fund, Inc.         1025 Thomas Jefferson Street, N.W.
711 High Street                        Suite 405 West
Des Moines, Iowa 50392                 Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
             ______________________________________________________

Title of Securities Being Registered:

Advisors Preferred Class, Advisors Select Class, Preferred Class,
                         Select Class, Institutional Class and Class J Common
Stock,
                         par value $.01 per share.

             ______________________________________________________

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 10, 2002, pursuant to Rule 488.

             ______________________________________________________

                         PRINCIPAL INVESTORS FUND, INC.
                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

                      FORM N-14 INFORMATION STATEMENT AND
                          ITEM NO. PROSPECTUS CAPTION

PART A

Item 1. ......................................
      Beginning of Registration Statement and Outside
      Front Cover Page of Prospectus .........Cross Reference Sheet; Cover Page

Item 2.......................................
      Beginning and Outside Back Cover Page of Prospectus    Table of Contents

Item 3.......................................
      Fee Table, Synopsis Information and Risk Factors

      Summary; Principal Risk Factors

Item 4.......................................Information about the Transaction

      The Plan

Item 5.
                                             Information about the Registrant
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 6.
                                             Information about the Company Being
                                             Acquired
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 7.......................................Voting Information

      Introduction and Voting Information

Item 8.......................................
      Interest of Certain Persons and Experts      Not Applicable

Item 9. ......................................
      Additional Information Required for Reoffering by Persons Deemed to be Underwriters ...Not Applicable

PART B

Item 10......................................Cover Page
                                             Cover Page of Statement of
                                             Additional Information

Item 11......................................Table of Contents
                                             Table of Contents of Statement of
                                             Additional Information

Item 12.
                                             Additional Information about the
                                             Registrant
                                             Statement of Additional Information
                                             of Principal Investors Fund, Inc.
                                             dated May 1, 2002.

Item 14......................................Financial Statements
                                             Financial Statements as noted in
                                             the Statement of Additional
                                             Information

PART C

Item 15......................................Indemnification
                                                            Indemnification

Item 16......................................Exhibits  Exhibits

Item 17......................................Undertakings   Undertakings

October 10, 2002

Dear Shareholder:

The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of two series of the Fund, the European Fund and the Pacific Basin Fund, for October 28, 2002 to vote on a Plan of Acquisition for each series which provides for the combination of Pacific Basin Fund and the European Fund with another series of the Fund, the International Fund I. If the Plan is approved by shareholders and implemented, shareholders of the Pacific Basin Fund and European Fund (the "Acquired Funds") will cease to own shares of the Acquired Funds and will become the owner of shares of the same class of the International Fund I equal in value to the shares of the Acquired Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.

The Acquired Funds and the International Fund I are growth-oriented funds which invest primarily in common stocks of foreign companies and seek long-term growth of capital. The principal difference between the Acquired Funds and the International Fund is the investment strategy of each series. The Acquired Funds invest primarily in companies located in specific geographic regions. The International Fund I may invest in companies domiciled in any of the nations of the world; it is not required to invest in companies located in a specific geographic region.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,
LOGO
LOGO


 /s/Ralph C. Eucher

Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON OCTOBER 28, 2002
                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Pacific Basin Fund and the European European Fund, each a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.S.T., on October 28, 2002, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the International Fund I, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the European Fund and the Pacific Basin Fund (together the "Acquired Funds") and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and each Acquired Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the European Fund or Pacific Basin Fund at the close of business on September 16, 2002, the record date for the meeting.

Please read the attached prospectus/information statement.
LOGO

                                        /s/A. S. Filean
                                        For the Board of Directors
                                        Arthur S. Filean
                                        Senior Vice President and Secretary

                                        October 10, 2002

                         PRINCIPAL INVESTORS FUND, INC.
                          INTERNATIONAL FUND I SERIES
                              EUROPEAN FUND SERIES
                           PACIFIC BASIN FUND SERIES
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the European Fund and Pacific Basin Fund, each a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.S.T., on October 28, 2002, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the European Fund and the Pacific Basin Fund (each referred to as the "Acquired Fund") will vote on a Plan of Acquisition ("Plan"). Under each Plan, if approved, the International Fund I (the "International Fund"), another series of the Investors Fund, will acquire all the assets and assume all the liabilities of each Acquired Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. Each Acquired Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the International Fund shares of the same classes to its shareholders. As a result, a shareholder of an Acquired Fund will have the same amount invested in the same share class of the International Fund that each has invested in those share classes of the Acquired Funds at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the Acquired Funds in connection with each Plan.

The Acquired Funds and the International Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of each Acquired Fund and the International Fund is to seek long-term growth of capital. Both Acquired Funds pursue the investment objective by investing at least 80% of their assets in common stocks of companies located in specific geographic regions while the International Fund is not required to invest a percentage of its assets in companies located in a specific geographic region.



This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectuses and Statements of Additional Information for the International Fund and each of the Acquired Funds dated May 1, 2002 have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-0200 or by telephoning toll-free 1-800-247-4123. The prospectuses of the International Fund and each Acquired Fund dated May 1, 2002 and the Statement of Additional Information dated October 10, 2002 relating to this prospectus/information statement are incorporated herein by reference. A copy of the International Fund's prospectus accompanies this prospectus/information statement.

                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

                    The date of this prospectus/information
                         statement is October 10, 2002

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION...................................         5
  Special Meeting; Voting.............................................     5
  Additional Information..............................................     5
SUMMARY ..............................................................         7
  The Plan............................................................     7
  Reasons for the Plan................................................     7
  Investment Objectives and Policies..................................     8
  Fees and Expenses of the Series.....................................     9
  Purchases...........................................................     13
  Exchanges...........................................................     13
  Redemption Procedures and Fees......................................     13
  Dividends and Distributions.........................................     13
  Federal Income Tax Consequences of the Proposed Combination.........     14
  Costs and Expenses..................................................     14
  Continuation of Shareholder Accounts................................     14
PRINCIPAL RISK FACTORS................................................

14
THE PLAN..............................................................
14
  Plan of Acquisition.................................................     14
  Description of Securities to Be Issued..............................     15
  Reasons for the Proposed Combination................................     15
  Federal Income Tax Consequences.....................................     16
  Capitalization......................................................     16
MANAGEMENT'S DISCUSSION OF SERIES PERFORMANCE.........................

17
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........

18
ADDITIONAL INFORMATION ABOUT THE SERIES...............................

21
PROPOSALS OF SHAREHOLDERS.............................................

22
OTHER BUSINESS........................................................

22

APPENDIX A: FORM OF PLAN OF ACQUISITION - EUROPEAN FUND...............

23
APPENDIX B: FORM OF PLAN OF ACQUISITION - PACIFIC BASIN FUND..........

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of either the European Fund or Pacific Basin Fund (each an "Acquired Fund"), each of which is a series of Principal Investors Fund, Inc., in connection with a special meeting of the shareholders of each Acquired Fund to be held on October 28, 2002. The purpose of the meeting is to vote on a Plan of Acquisition for each Acquired Fund. A copy of each Plan of Acquisition is included as Appendix A and B. Each Plan is identical, with the exception of the Acquired Fund's name. Each Plan provides for the combination of the Acquired Fund with the International Fund ("International Fund") which is also a series of Principal Investors Fund, Inc., as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about October 11, 2002.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of each Acquired Fund at the close of business on September 16, 2002, the record date, are entitled to vote at the meeting. As of the record date, the European Fund and Pacific Basin Fund had the following shares outstanding and entitled to be voted.

                                              OUTSTANDING       OUTSTANDING
                                             EUROPEAN FUND   PACIFIC BASIN FUND
                SHARE CLASS                     SHARES             SHARES
                -----------                  -------------   ------------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J

Shareholders of each Acquired Fund are entitled to one vote for each share of each Class held at their respective meeting. The meetings of both Acquired Funds will be held contemporaneously. A quorum for each Acquired Fund must be present at the meeting for the transaction of business for the Acquired Fund. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by an Acquired Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of that Acquired Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of an Acquired Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Acquired Fund.

Proxies of the shareholders of the Acquired Funds are not being solicited because Principal Life Insurance Company owned a majority of the outstanding shares of each Acquired Fund as of the record date, and is expected to be present at the meeting and to vote in favor of the proposal to approve each Plan.

ADDITIONAL INFORMATION
----------------------
On September 16, 2002, the directors and officers of the Investors Fund together owned less than 1% of each of the Acquired Fund's and the International Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392-0200, an Iowa life insurance company and the parent of the manager of the Funds, owned of record and beneficially, either directly or through subsidiaries, _____% of the outstanding shares of the International Fund. The table below shows the percentage of the outstanding shares of each Class of each Acquired Fund owned by Principal Life on September 16, 2002 and based on those holdings, its percentage of ownership at the effective time:

                                 PRINCIPAL LIFE'S       PRINCIPAL LIFE'S        PRINCIPAL LIFE'S
                                   EUROPEAN FUND       PACIFIC BASIN FUND      INTERNATIONAL FUND
                               PERCENTAGE OWNERSHIP   PERCENTAGE OWNERSHIP    PERCENTAGE OWNERSHIP
         SHARE CLASS           ON SEPTEMBER 16, 2002  ON SEPTEMBER 16, 2002   AT THE EFFECTIVE TIME
         -----------           ---------------------  ---------------------  -----------------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J


The ultimate parent of Principal Life is Principal Financial Group, Inc. The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of any of the Series.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the European Fund and Pacific Basin Fund (each the "Acquired Fund") with the International Fund I ("International Fund"). The European fund, Pacific Basin Fund and International Fund are each a series of Principal Investors Fund, Inc. ("Investors Fund"). Under each Plan, at the effective time on the closing date, the International Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and issue to the Acquired Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets acquired attributable to each share class. Immediately thereafter, the Acquired Fund will distribute all the International Fund shares it receives to its shareholders who own the same class of the Acquired Fund and thereby redeem all its outstanding shares. Each Acquired Fund shareholder will receive International Fund shares equal in value to the shares of the same class of the Acquired Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.S.T. on October 29, 2002.

REASONS FOR THE PLAN
--------------------
The catalyst for each Plan is the Principal Financial Group's recent announcement that it has reached a definitive agreement to sell significant portions of BT Financial Group businesses, including, the sub-advisor operations for each Acquired Fund. As a result of this sale, Principal Capital Global Investors Limited ("PCGIL") will not provide investment advisory services to the Acquired Funds after October 31, 2002. Both of the Acquired Funds have relatively small amounts of assets and have experienced limited sales of shares. The likelihood that the Acquired Funds will achieve significant asset levels in the foreseeable future is low. The Board for each Acquired Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of each Acquired Fund and its shareholders, that the terms of each Plan are fair and reasonable and that the interests of the shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that each Plan will provide shareholders of each Acquired Fund with an investment in a larger growth-oriented, international fund with a more favorable expense ratio than either Acquired Fund. The table below reflects the investment performance of each of the Acquired Funds and the International Fund for the periods ended August 31, 2002.

                                                       TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                      ----------------------------------------------------------------------------------------------------------
                                                                     ADVISORS                                     ADVISORS
                                     PREFERRED                       PREFERRED              SELECT                 SELECT
       SERIES                          CLASS                           CLASS                 CLASS                 CLASS
       ------         ----------------------------------------  ----------------      --------------------  --------------------
                                                 SINCE                      SINCE                 SINCE                  SINCE
                           1-YR.              INCEPTION**       1-YR.    INCEPTION**  1-YR.    INCEPTION**   1-YR.    INCEPTION**
                           -----              -----------       -----    -----------  -----    -----------   -----    -----------
 International Fund        -15.01%              -19.43%         -15.53%    -19.78%    -15.35%    -19.62%    -15.79%     -19.98%
 European Fund             -16.07%              -19.03%         -16.37%    -19.30%    -16.17%    -19.08%    -16.54%     -19.45%
 Pacific Basin Fund        -13.00%              -23.15%         -13.30%    -23.36%    -12.99%    -23.20%    -13.47%     -23.51%

                                                                     TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                               -------------------------------------------
                                                                                  INSTITUTIONAL
                   SERIES                                                             CLASS
                   ------                      -------------------------------------------

                                                                 1-YR.
                                                                 -----
 International Fund                                              -15.05%
 European Fund                                                   -15.78%
 Pacific Basin Fund                                              -12.83%
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000.
 ***Inception Date of March 1, 2001.


                   SERIES                                                                                CLASS J
                   ------                                                                       -------------------

                                                                    SINCE                         1-YR.          SINCE
                                                                 INCEPTION**                      -----      INCEPTION***
                                                                 -----------                                 ------------
 International Fund                                                -18.64%                       -16.68%        -19.87%
 European Fund                                                     -18.42%                       -17.11%        -19.47%
 Pacific Basin Fund                                                -17.31%                       -14.36%        -18.50%
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000.
 ***Inception Date of March 1, 2001.


                   SERIES
                   ------




 International Fund
 European Fund
 Pacific Basin Fund
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.

 **Inception Date of December 6, 2000.

 ***Inception Date of March 1, 2001.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the International Fund and each Acquired Fund is to seek long-term growth of capital. Each series invests primarily in equity securities of non-U.S. companies, but each Acquired Fund invests at least 80% of its assets in companies located in specific geographic regions. The International Fund is not required to invest in companies located in a specific region. Thus, while the risks of investing in international stock funds in general are similar for each series, each has different risks due to the extent to which each is geographically diversified.

INVESTMENT ADVISORY SERVICES
----------------------------
Principal Management Corporation ("the Manager") serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Invista Capital Management, LLC ("Invista") to provide investment advisory services to the International Fund. Invista is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Manager has entered into sub-advisory agreements with PCGIL to provide investment advisory services to each Acquired Fund. PCGIL is also an affiliate of the Manager.

The Manager pays Invista a smaller percentage of the fee it receives from the International Fund compared to the percentage it pays to PCGIL from fees it receives from each Acquired Fund. The Manager also currently waives a portion of the management fee, or pays expenses of, the Class J shares of each of the series. If each Plan is approved, the combined assets of the series will continue to be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by each Acquired Fund, and the overall amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

FEES AND EXPENSES OF THE SERIES
-------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of any of the series.

                                                         SHAREHOLDER FEES
                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            ADVISORS            ADVISORS
                                               PREFERRED   PREFERRED   SELECT    SELECT    INSTITUTIONAL
                                                 CLASS       CLASS      CLASS     CLASS        CLASS                     CLASS J
                                               ---------   ---------   ------   --------   -------------               ------------
  Maximum sales charge imposed on purchases
  (as a % of offering price)                      None        None      None      None          None                     None
  Maximum Contingent Deferred Sales Charge
  ("CDSC") (as a % of dollars subject to
  charge)                                         None        None      None      None          None                     1.00/(1)/
  Redemption or Exchange Fee                      None        None      None      None          None                     1.00/(2)/
                                               //                      //                                  /     /          /
 ///(1)/A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
 ///(2)/
    Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.


ONE-TIME FEES
      . Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
      . A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of the series (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 were as follows:

                                                          EUROPEAN FUND
                              ---------------------------------------------------------------------
                                         ADVISORS                 ADVISORS
                              PREFERRED  PREFERRED                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES      CLASS      CLASS    SELECT CLASS   CLASS        CLASS       CLASS J*
   -----------------------    ---------  ---------  ------------  --------  -------------   --------
 Management Fees                1.00%      1.00%       1.00%       1.00%        1.00%        1.00%
 12b-1 Fees                     0.00       0.31        0.00        0.37         0.00         0.50
 Other Expenses                 0.26       0.26        0.38        0.38         0.00         2.26
                                ----       ----        ----        ----         ----         ----
 Total Operating Expenses       1.26%      1.57%       1.38%       1.75%        1.00%        3.76%

                                                       PACIFIC BASIN FUND
                              ---------------------------------------------------------------------
                                         ADVISORS                 ADVISORS
                              PREFERRED  PREFERRED                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES      CLASS      CLASS    SELECT CLASS   CLASS        CLASS       CLASS J*
   -----------------------    ---------  ---------  ------------  --------  -------------   --------
 Management Fees                1.00%      1.00%       1.00%       1.00%        1.00%         1.00%
 12b-1 Fees                     0.00       0.31        0.00        0.37         0.00          0.50
 Other Expenses                 0.26       0.26        0.38        0.38         0.00         25.85
                                ----       ----        ----        ----         ----         -----
 Total Operating Expenses       1.26%      1.57%       1.38%       1.75%        1.00%        27.35%

                                                                           INTERNATIONAL FUND
                                     ------------------------------------------------------------------------
                                                           ADVISORS                              ADVISORS
                                        PREFERRED         PREFERRED                               SELECT
      FUND OPERATING EXPENSES             CLASS             CLASS           SELECT CLASS           CLASS
      -----------------------           ---------         ---------         ------------         --------
 Management Fees                          0.90%             0.90%               0.90%              0.90%
 12b-1 Fees                               0.00              0.31                0.00               0.37
 Other Expenses                           0.26              0.26                0.38               0.38
                                          ----              ----                ----               ----
 Total Operating Expenses                 1.16%             1.47%               1.28%              1.65%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the International Fund and each
  Acquired Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the International Fund and each Acquired Fund through the period ending February 28, 2003. The effect of the waiver is to reduce each Fund's Class J shares annual operating expenses. The waiver will maintain a total level of operating expenses for Class J shares of the International Fund and each Acquired Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
   . 1.95% for the European Fund through October 31, 2002 and 2.50% thereafter through February 28, 2003.
   . 2.00% for for the Pacific Basin Fund through October 31, 2002 and 3.00% thereafter through February 28, 2003.
   .1.85% for the International Fund through February 28, 2003.


                                        INSTITUTIONAL
      FUND OPERATING EXPENSES               CLASS              CLASS J*
      -----------------------           -------------          --------
 Management Fees                            0.90%                0.90%
 12b-1 Fees                                 0.00                 0.50
 Other Expenses                             0.00                 4.89
                                            ----                 ----
 Total Operating Expenses                   0.90%                6.29%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the International Fund and each
  Acquired Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the International Fund and each Acquired Fund through the period ending February 28, 2003. The effect of the waiver is to reduce each Fund's Class J shares annual operating expenses. The waiver will maintain a total level of operating expenses for Class J shares of the International Fund and each Acquired Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
   . 1.95% for the European Fund through October 31, 2002 and 2.50% thereafter through February 28, 2003.
   . 2.00% for for the Pacific Basin Fund through October 31, 2002 and 3.00% thereafter through February 28, 2003.
   .1.85% for the International Fund through February 28, 2003.

The International Fund's expenses, assuming implementation of the Plan on August 31, 2002, as a percentage of average daily net assets are as follows:

                                                                      INTERNATIONAL FUND
                             ----------------------------------------------------------------------------------------------
                                                 ADVISORS                       ADVISORS
                                PREFERRED        PREFERRED        SELECT         SELECT         INSTITUTIONAL
  FUND OPERATING EXPENSES         CLASS            CLASS          CLASS*         CLASS              CLASS             CLASS J**
  -----------------------       ---------        ---------        ------        --------        -------------         ---------
  Management Fees                 0.90%            0.90%          0.90%          0.90%              0.90%               0.90%
  12b-1 Fees                      0.00             0.28           0.10           0.34               0.00                0.50
  Other Expenses                  0.26             0.29           0.28           0.41               0.00                2.05
                                  ----             ----           ----           ----               ----                ----
  Total Operating Expenses        1.16%            1.47%          1.28%          1.65%              0.90%               3.45%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective June 10, 2001.
 **
  The Manager has voluntarily agreed to waive a portion of its fee for the Class J shares of the International Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by Class J shares of the International Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the International Fund's Class J shares annual operating expenses. The waiver will maintain a total level of operating expenses for Class J shares of the International
  Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.85%.


The following is an example of the effect of the operating expenses of the series as of October 31, 2001. The examples assume (1) a 5% annual return, and
(2) the series' operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the series, based upon these assumptions:

                                                                   NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                                                                  ----------------------------------------------------
                                                                    1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                                  -----------  ------------  ------------  ---------------
  International Fund                                                 $118          $368          $638          $1,409
  European Fund                                                       128           400           692           1,523
  Pacific Basin Fund                                                  128           400           692           1,523

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  International Fund         $150            $465            $803            $1,757
  European Fund               160             496             855             1,867
  Pacific Basin Fund          160             496             855             1,867

                           NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                          -------------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  International Fund         $130        $406         $702          $1,545
  European Fund               140         437          755           1,657
  Pacific Basin Fund          140         437          755           1,657

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $168          $520           $897            $1,955
  European Fund               178           551            949             2,062
  Pacific Basin Fund          178           551            949             2,062

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $ 92          $287           $498            $1,108
  European Fund               102           318            552             1,225
  Pacific Basin Fund          102           318            552             1,225

                                   IF YOU SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  International Fund         $287        $569        $  980         $2,127
  European Fund               297         600         1,032          2,233
  Pacific Basin Fund          299         606         1,042          2,254

                                IF YOU DO NOT SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  International Fund         $184        $569        $  980         $2,127
  European Fund               194         600         1,032          2,233
  Pacific Basin Fund          196         606         1,042          2,254


The following is an example of the effect of the operating expenses of the International Fund, assuming implementation of the Plans on August 31, 2002. The examples assume (1) a 5% annual return, and (2) the series' operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the International Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  ---------------
  International Fund        $118          $368          $638          $1,409

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  International Fund         $150            $465            $803            $1,757

                           NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                          -------------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  International Fund         $130        $406         $702          $1,545

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $168          $520           $897            $1,955

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $92           $287           $498            $1,108

                                   IF YOU SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  International Fund         $291        $582        $1,001         $2,169

                                IF YOU DO NOT SELL YOUR CLASS J SHARES
                          --------------------------------------------
                             NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                          --------------------------------------------
                            1 YEAR      3 YEARS      5 YEARS       10 YEARS
                          ----------  -----------  -----------  --------------
  International Fund         $188        $582        $1,001         $2,169

PURCHASES
---------
Shares of the International Fund and each Acquired Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The International fund and each Acquired Fund pay ongoing fees to the Manager, and for some of the share classes, Princor and others who provide services to the fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the International Fund and each Acquired Fund. Under each Distribution Plan, each series pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution fees for sales of shares of the share classes and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.
                . Advisors Preferred Class shares .0.31%
                . Advisors Select Class Shares....0.37%
                . Select Class Shares.............0.10%
                . Class J shares ..................0.50%

EXCHANGES
---------
Shares of the International fund and each Acquired Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the Class J shares acquired for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the International Fund and each Acquired Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form.

The amount you receive will be reduced by any applicable CDSC or redemption fee for Class J shares . Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.


DIVIDENDS AND DISTRIBUTIONS
---------------------------
The International Fund and each Acquired fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 19th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the fund holds its assets.


Immediately prior to the reorganization, the International Fund and each Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of each fund's respective shareholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by a series or its shareholders in connection with the combination, and the tax cost basis of the International Fund shares received by shareholders of each Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund and their holding period of the International Fund shares will include the time during which the shareholders held the Acquired Fund shares.

COSTS AND EXPENSES
------------------
Principal Management Corporation will bear all out-of-pocket fees and expenses incurred by the series in connection with the transactions contemplated by each Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of each Plan, you will cease to be a shareholder of each Acquired Fund and will become a shareholder of the International Fund owning the same class of shares of the International Fund having the same value as the investment you had in each Acquired Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the International Fund and each Acquired Fund is to seek long-term growth of capital. Each series invests primarily in equity securities of foreign companies, but the European Fund and the Pacific Basin Fund invest at least 80% of their assets in companies located in specific geographic regions. The International Fund is not required to invest in companies located in specific geographic regions. Thus, while the risks of investing in international stock funds in general are similar for each, they have different risks due to the extent to which each is geographically diversified. As with all mutual funds, as the values of the assets of each series rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS
Because it purchases equity securities, each series is subject to the risk that prices of securities it owns will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Each series may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of each Plan are summarized below. The summary is qualified in its entirety by reference to each Plan, copies of which are attached as Appendix A and B. Each Plan is identical, except for the name of the Acquired Fund.

Under the Plan, the International Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and will issue to the Acquired Fund the number of shares of Common Stock of each share class of the International Fund that has a net asset value equal to the net asset value attributable to each
share class of the Acquired Fund.   We expect that the closing date will be
October 29, 2002, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 4:00 P.M., Eastern Standard Time, on that date. The series will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the International Fund and each Acquired Fund are indentical). The International Fund will issue to each Acquired Fund a number of shares of each share class equal to the value of the net assets of the Acquired Fund shares of each share class outstanding at the effective time. The Acquired Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the International Fund.


Immediately after the effective time, each Acquired Fund will distribute to you its International Fund shares of the same class as the shares you own of the Acquired Fund in exchange for all your Acquired Fund shares of that class. Each Acquired Fund shareholder will receive shares of the International Fund that are equal in value to the shares of the class of the Acquired Fund that are given up by the shareholder in the exchange. In connection with the exchange, the International Fund will credit on its books an appropriate number of its shares to the account of each Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Acquired Fund shares that is not surrendered will be deemed to represent the number of International Fund shares for which the Acquired shares have been exchanged. After the effective time, each Acquired Fund will dissolve in accordance with applicable law.


The consummation of the transactions contemplated by the Plan for each Acquired Fund is subject to the approval of the Plan by the shareholders of that Acquired Fund. Each Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of an Acquired Fund after the shareholders of that Acquired Fund have approved the Plan. The Board of Directors may terminate a Plan at any time before the effective time if it believes that consummation of the transactions contemplated by that Plan would not be in the best interests of the shareholders.


The Manager will pay all fees and out-of-pocket expenses incurred by the series in connection with the transactions contemplated by each Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the International Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the International Fund as the share classes of each Acquired Fund have with respect to the Acquired Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of September 16, 2002, the International Fund had the following number of shares of each class outstanding:

                         NUMBER OF OUTSTANDING
        CLASS                    SHARES
        -----            ---------------------
  Preferred
  Advisors Preferred
  Select
  Advisors Select
  Institutional
  Class J



REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The catalyst for each Plan is the Principal Financial Group's recent announcement that it has reached a definitive agreement to sell significant portions of BT Financial Group businesses. As a result of this sale, PCGIL will not provide investment advisory services to the Acquired Funds after October 31, 2002. Both of the Acquired Funds have relatively small amounts of assets and have experienced limited sales of shares. The likelihood that the Acquired Funds will achieve significant asset levels in the foreseeable future is low. The Board for each Acquired Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of each Acquired Fund and its shareholders, that the terms of each Plan are fair and reasonable and that the interests of the shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Plan.

Each Plan has been approved by the Board of Directors of the International Fund each of the Acquired Funds, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Boards considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Acquired Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the series as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the series, including any change in fees or expenses to be paid or borne by shareholders of the Acquired Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the series; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Acquired Fund; (8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the series and changes with respect to the investment objectives and policies of the Acquired Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the International Fund will use a portion of each Acquired Fund's assets in its business and will continue each Acquired Fund's historic business, the combination of each Acquired Fund with the International Fund will exhibit a continuity of business enterprise. Therefore, each combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by any of the series or its shareholders in connection with the combination, the tax cost basis of the International Fund shares received by shareholders of each Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund, and their holding periods for the International Fund shares will include their holding periods for the Acquired Fund shares.

As of October 31, 2001, the European Fund and the Pacific Basin Fund had accumulated capital loss carryforwards in the amount of approximately $797,000 and $425,000, respectively. After the reorganization, these losses will be available to the International Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the International Fund may not be able to use these losses as rapidly as either Acquired Fund might have, and part of these losses may not be useable at all. The ability of the International Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfowards currently are available only to shareholders of the Acquired Fund to which they relate. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the International Fund.


The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of each Acquired Fund and the International Fund separately, as of August 31, 2002, and combined in the aggregate (unaudited), as of that date, giving effect to both Plans:

                                                          EUROPEAN FUND
                             -----------------------------------------------------------------------
                             ADVISORS               ADVISORS
                             PREFERRED  PREFERRED    SELECT                  INSTITUTIONAL
                               CLASS      CLASS      CLASS     SELECT CLASS      CLASS      CLASS J
                             ---------  ---------   --------   ------------  -------------  -------
 Net Assets                  $868,138   $846,867   $1,372,396    $869,080       $10,503     $472,516
 Net Asset Value Per Share      $6.94      $6.96        $6.93       $6.96         $7.05        $7.05
 Shares Outstanding           125,054    121,733      197,910     124,929         1,490       67,068

                                                       PACIFIC BASIN FUND
                              --------------------------------------------------------------------
                              ADVISORS              ADVISORS
                              PREFERRED  PREFERRED   SELECT                 INSTITUTIONAL
                                CLASS      CLASS     CLASS    SELECT CLASS      CLASS      CLASS J
                              ---------  ---------  --------  ------------  -------------  -------

 Net Assets                   $800,561   $794,943   $799,771    $801,356       $7,156       $246,029
 Net Asset Value Per Share       $6.40      $6.41      $6.39       $6.41        $6.38        $6.36
 Shares Outstanding            125,110    124,062    125,107     125,107        1,121       38,697

                                                        INTERNATIONAL FUND
                                                        ------------
                             ADVISORS                ADVISORS
                            PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                              CLASS       CLASS       CLASS     SELECT CLASS      CLASS       CLASS J
                            ---------   ---------    --------   ------------  -------------   -------

 Net Assets                 $1,826,658  $2,703,146  $1,014,885    $865,523     $17,129,664   $8,601,333
 Net Asset Value Per Share       $6.91       $6.94       $6.88       $6.92           $6.96       $6.91
 Shares Outstanding            264,326     389,779     147,427     125,120       2,461,191   1,245,649

                                                    COMBINED INTERNATIONAL FUND
                                                    ------------
                             ADVISORS                ADVISORS
                            PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                              CLASS       CLASS       CLASS     SELECT CLASS      CLASS       CLASS J
                            ---------   ---------    --------   ------------  -------------   -------

 Net Assets                 $3,495,357  $4,344,956  $3,187,051   $2,535,958    $17,147,323   $9,319,878
 Net Asset Value Per Share       $6.91       $6.94       $6.88        $6.92          $6.96       $6.91
 Shares Outstanding            505,817     626,351     463,149      366,512      2,463,729   1,349,635



           MANAGEMENT'S DISCUSSION OF INTERNATIONAL FUND PERFORMANCE

The following discussion relates to the performance of the International Fund during its most recent fiscal year, which ended October 31,2001.
LOGO

GROWTH OF $10,000

        Cumulative Returns
        as of October 31, 2001
Class               Life of Fund
Advisors Preferred      -26.92%
Advisors Select         -27.12%
J                       -23.00%
Institutional           -21.80%
Preferred               -26.82%
Select                  -26.82%


        Morgan Stanley
           Capital
        International         Morningstar        International
        EAFE (Europe,           Foregin             Fund I,
        Australia and            Stock             Advisors
       Far East) Index-ND      Category             Select

"2001"       7.573               7.634               7.288


Note: Past performance is not predictive of future performance.
The performance of Advisors Preferred, Preferred, Select, Institutional, and Class J shares will vary from the performance of Advisors Select shares based on the differences in sales charges and fees.

* The inception date of the Institutional Class and Class J shares was March 1, 2001. The Advisors Preferred, Advisors Select, Preferred and Select Classes inception was December 1, 2000.




International equity markets posted negative returns in the last year, largely due to declining economic growth rates around the world. Global growth rates were impacted by increased interest rates in 2001 along with higher energy prices. The September 11 terrorist attacks caused further weakness in the already sluggish global economy. Market leaders last year, specifically technology, media and telecommunications (TMT), were impacted the most by 2001's negative economic environment. Weakness in these sectors was driven by reduced earnings growth expectations. The economic slowdown also negatively impacted investments in information technology and spending on advertising. In telecommunications, lower-than-expected demand for new services and balance sheet concerns negatively impacted the sector.


In addition to the negative performance of the TMT sectors, the sluggish economy began to take its toll on other cyclical areas of the market. Consumer cyclicals in particular were hit hard, especially after the attacks. The areas of the market that performed the best in the past year were sectors where earnings proved relatively resilient: consumer staples, health care, utilities and energy.


Market performance in October, the last month of the International Fund's fiscal year, was strong. Signs are appearing that the worst may be over for corporate earnings. The aggressive easing of monetary and fiscal policy in the United States and elsewhere around the world will lead to a better economic environment in the future. Recent declines in energy prices are also positive for future economic growth.


The International Fund underperformed the MSCI EAFE (Europe, Australia and Far
East) benchmark by 2.85% for the year. For the one-year period ended October 31, 2001, the Fund returned -27.12%, compared to -24.27% for the Index. Three key areas drove underperformance: 1) an overweighted position in cyclical media companies; 2) exposure in market sensitive banks and diversified financials, and 3) select positions in cyclical business services companies. Currency movements benefited the fund by over 1% as the Euro rebounded versus the U.S. dollar.


We are currently finding good value in financials and basic materials companies. We are less positive on consumer staples, pharmaceuticals and utilities since they appear expensive on our valuation measures. Our investment positioning is always a result of implementing our borderless, bottom-up philosophy in international investing. This philosophy focuses on in-depth research of companies and investing at discount valuations.

 1) MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.
 2) MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
 EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives of the series are fundamental and certain investment restrictions which are designated as such in each serie's prospectus or statement of additional information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the series' shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. All other investment policies and restrictions are not fundamental and may be changed by a series' Board of Directors without shareholder approval.

INTERNATIONAL FUND
------------------
The International Fund seeks long-term growth of capital.

INTERNATIONAL FUND STRATEGY
The International Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The International Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The International Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the International Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the International Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the International Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

EUROPEAN FUND
-------------
The European Fund seeks to achieve long-term growth of capital.

EUROPEAN FUND STRATEGY
The European Fund invests primarily in equity securities of companies domiciled or, in the opinion of PCGIL, having their core business in Europe. The European Fund may also invest in other securities of such companies. The European Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of PCGIL, may be undervalued.

The European Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the European Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of PCGIL is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in PCGIL's view, a company's share price does not always represent its true "business value." PCGIL actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, PCGIL seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the European Fund's portfolio reflects the opportunities PCGIL believes are presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

PACIFIC BASIN FUND
------------------
The Pacific Basin Fund seeks to achieve long-term growth of capital.

PACIFIC BASIN FUND STRATEGY
The Pacific Basin Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Pacific Basin Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Pacific Basin Fund invests at least 80% of its assets in securities of issuers of Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors. PCGIL actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, PCGIL seeks to enhance investment returns through:

.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Pacific Basin Fund's portfolio reflects the opportunities PCGIL believes are presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

In addition to having similar investment objectives, the International Fund and the Acquired Funds have many similar investment policies and restrictions.


EUROPEAN FUND, PACIFIC BASIN FUND AND INTERNATIONAL FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the European Fund, Pacific Basin Fund and International Fund is a matter of fundamental policy and may not be changed without shareholder approval. The European Fund, Pacific Basin Fund and International Fund may not:
  . Issue any senior securities as defined in the 1940 Act, as amended.
    Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the series may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the series.
  . Act as an underwriter of securities, except to the extent that the series may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry, except that the seriesmay invest up to 25% of the value of its total assets in a single industry, provided that, when the series has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
  . Sell securities short (except where the series holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The European Fund, Pacific Basin Fund and International Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the European Fund, Pacific Basin Fund and International Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the series' net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such series' commitments under outstanding futures contracts positions would exceed the market value of its total assets.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies in reliance on Section
    12(d) (1) (F) or (G) of the 1940 Act.

The European Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in European securities. These include securities of:
  . companies organized under the laws of European countries;
  . companies for which the principal securities trading market is in a European country; and
  . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The Pacific Basin Fund has also adopted a non-fundamental policy which requires it, under normal market conditions, to invest at least 80% of its assets in securities issuers of Pacific Basin countries, which include Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
  . companies organized under the laws of Pacific Basin countries;
  . companies for which the principal securities trading market is in a Pacific
    Basin country; and
  . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

INVESTMENT ADVISORY SERVICES
----------------------------
Principal Management Corporation ("the Manager") serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Invista Capital Management, LLC ("Invista") to provide investment advisory services to the International Fund. Invista is an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. The International Fund paid the Manager a fee equal to 0.90% (0.0% for the Class J shares after waiver) of the International Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid Invista a sub-advisory fee equal to 0.11% of such assets.

The Manager has entered into a sub-advisory agreement with Principal Capital Global Investors LLC ("PCGIL") to provide investment advisory services to the European Fund and Pacific Basin Fund. PCGIL is also an affiliate of the Manager. The European Fund paid the Manager a fee equal to 1.00% (0.0% for the Class J shares after waiver) of the European Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid PCGIL a sub-advisory fee of 0.50% of such assets. The Pacific Basin Fund paid the manager a fee equal to 1.00% before waiver (0.0% for the Class J shares after waiver) of the Pacific Basin Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid PCGIL a sub-advisory fee of 0.60% of such assets.


If the Plan is approved, the combined assets of the Funds will continue to be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by each Acquired Fund and the amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

                    ADDITIONAL INFORMATION ABOUT THE SERIES

Additional information about the series is available in their semi-annual reports to shareholders for the six months ended April 30, 2002, in their annual reports to shareholders for the year ended October 31, 2001 and in the following documents which have been filed with the SEC: prospectus and statement of additional information for the Investors Fund (including the International Fund, Pacific Basin Fund, and European Fund) dated May 1, 2002; and statement of additional information for the registration statement of which this prospectus/information statement is a part, dated October 10, 2002. You may obtain copies of the semi-annual and annual reports to shareholders, the prospectuses and the statements of additional information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-0200, or by telephoning shareholder services toll-free at 1-800-247-4123.


Each of the series is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as
applicable.   Accordingly, each files reports, proxy materials and other information
with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/ information statement.

                                  APPENDIX A:

                            PRINCIPAL INVESTORS FUND
                              PLAN OF ACQUISITION
                      EUROPEAN FUND AND INTERNATIONAL FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the International Fund of the Fund acquire all of the assets of the European Fund in exchange for the assumption by the International Fund of all of the liabilities of the European Fund and shares issued by the International Fund which are thereafter to be distributed by the European Fund pro rata to its shareholders in complete liquidation and termination of the European Fund and in exchange for all of the European Fund's outstanding shares.

The European Fund will transfer to the International Fund and the International Fund will acquire from the European Fund, all of the assets of the European Fund on the Closing Date and will assume from the European Fund all of the liabilities of the European Fund in exchange for the issuance of the number of shares of the International Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the European Fund in complete liquidation and termination of the European Fund and in exchange for all of the European Fund's outstanding shares. The European Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the European Fund in proper form prior to the Closing Date shall be fulfilled by the European Fund. Redemption requests received by the European Fund thereafter will be treated as requests for redemption of those shares of the International Emerging Markets Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the International Fund will issue to the European Fund a number of full and fractional shares of the International Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the European Fund. The aggregate value of the net assets of the European Fund and the International Fund shall be determined in accordance with the then current Prospectus of the International Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-0200 at 3:00 p.m. Central Standard Time on October 29, 2002 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the International Fund or the European Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the European Fund shall (a) distribute on a pro rata basis to the shareholders of record of the European Fund at the close of business on the Closing Date the shares of the International Fund received by the European Fund at the Closing in exchange for all of the European Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the International Fund to shareholders of the European Fund, the International Fund shall credit on the books of the International Fund an appropriate number of shares of the International Fund to the account of each shareholder of the European Fund. No certificates will be issued for shares of the International Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the European Fund, shall be deemed for all purposes of the Fund's Articles of

Incorporation and Bylaws to evidence the appropriate number of shares of the International Fund to be credited on the books of the International Fund in respect of such shares of the European Fund as provided above.

Prior to the Closing Date, the European Fund shall deliver to the International Fund a list setting forth the assets to be assigned, delivered and transferred to the International Fund, including the securities then owned by the European Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the International Fund pursuant to this Plan.

All of the European Fund's portfolio securities shall be delivered by the European Fund's custodian on the Closing Date to the International Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the International Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the European Fund's account at its custodian to the International Fund's account at its custodian. If on the Closing Date the European Fund is unable to make good delivery to the International Fund's custodian of any of the European Fund's portfolio securities because such securities have not yet been delivered to the European Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the European Fund shall deliver to the International Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the International Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the International Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the European Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the European Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the European Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the European Fund or the International Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                                   APPENDIX B

                            PRINCIPAL INVESTORS FUND
                              PLAN OF ACQUISITION
                   PACIFIC BASIN FUND AND INTERNATIONAL FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the International Fund of the Fund acquire all of the assets of the Pacific Basin Fund in exchange for the assumption by the International Fund of all of the liabilities of the Pacific Basin Fund and shares issued by the International Fund which are thereafter to be distributed by the Pacific Basin Fund pro rata to its shareholders in complete liquidation and termination of the Pacific Basin Fund and in exchange for all of the Pacific Basin Fund's outstanding shares.

The Pacific Basin Fund will transfer to the International Fund and the International Fund will acquire from the Pacific Basin Fund, all of the assets of the Pacific Basin Fund on the Closing Date and will assume from the Pacific Basin Fund all of the liabilities of the Pacific Basin Fund in exchange for the issuance of the number of shares of the International Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the Pacific Basin Fund in complete liquidation and termination of the Pacific Basin Fund and in exchange for all of the Pacific Basin Fund's outstanding shares. The Pacific Basin Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Pacific Basin Fund in proper form prior to the Closing Date shall be fulfilled by the Pacific Basin Fund. Redemption requests received by the Pacific Basin Fund thereafter will be treated as requests for redemption of those shares of the International Emerging Markets Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the International Fund will issue to the Pacific Basin Fund a number of full and fractional shares of the International Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Pacific Basin Fund. The aggregate value of the net assets of the Pacific Basin Fund and the International Fund shall be determined in accordance with the then current Prospectus of the International Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-0200 at 3:00 p.m. Central Standard Time on October 29, 2002 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the International Fund or the Pacific Basin Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the Pacific Basin Fund shall (a) distribute on a pro rata basis to the shareholders of record of the Pacific Basin Fund at the close of business on the Closing Date the shares of the International Fund received by the Pacific Basin Fund at the Closing in exchange for all of the Pacific Basin Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the International Fund to shareholders of the Pacific Basin Fund, the International Fund shall credit on the books of the International Fund an appropriate number of shares of the International Fund to the account of each shareholder of the Pacific Basin Fund. No certificates will be issued for shares of the International Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Pacific Basin Fund, shall be deemed for all purposes of the

Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the International Fund to be credited on the books of the International Fund in respect of such shares of the Pacific Basin Fund as provided above.

Prior to the Closing Date, the Pacific Basin Fund shall deliver to the International Fund a list setting forth the assets to be assigned, delivered and transferred to the International Fund, including the securities then owned by the Pacific Basin Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the International Fund pursuant to this Plan.

All of the Pacific Basin Fund's portfolio securities shall be delivered by the Pacific Basin Fund's custodian on the Closing Date to the International Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the International Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Pacific Basin Fund's account at its custodian to the International Fund's account at its custodian. If on the Closing Date the Pacific Basin Fund is unable to make good delivery to the International Fund's custodian of any of the Pacific Basin Fund's portfolio securities because such securities have not yet been delivered to the Pacific Basin Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Pacific Basin Fund shall deliver to the International Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the International Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the International Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Pacific Basin Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the Pacific Basin Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Pacific Basin Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Pacific Basin Fund or the International Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                         PRINCIPAL INVESTORS FUND, INC.
                          DES MOINES, IOWA 50392-0200
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus/ information statement dated October 10, 2002 for the special meeting of the holders of each share class of the common stock, $.01 par value per share, of the European Fund and the Pacific Basin Fund, each a series of Principal Investors Fund, Inc., an open-end management investment company. The meeting is to be held on Monday, October 28, 2002. A copy of the prospectus/information statement may be obtained from Principal Management Corporation.


The prospectus/information statement describes certain transactions contemplated by the proposed combination of the European Fund and the Pacific Basin Fund (each an "Acquired Fund") with the International Fund pursuant to the terms of a Plan of Acquisition ("Plan"). Under the Plan, the International Fund would acquire all the assets and assume all the liabilities of the Acquired Fund and issue in exchange shares of each share class of its common stock. The Acquired Fund would immediately redeem all its outstanding shares by distributing the International Fund shares to its shareholders. As a result, each shareholder would own shares in the International Fund equal in value to shares of the same class as he or she had owned in the Acquired Fund at the effective time. Principal Management Corporation has agreed to pay all expenses incurred by the series in connection with the Plan.


The date of the Statement of Additional Information is October 10, 2002.

                               OTHER INFORMATION

The information otherwise required to be set forth in this Statement of Additional Information is included in the prospectuses and Statements of Additional Information of the Investors Fund, dated May 1, 2002, and in the Investors Fund's Annual Report to Shareholders for the year ended October 31, 2001, all of which are incorporated herein by reference.

                              FINANCIAL STATEMENTS

The financial statements and footnotes thereto of the Principal Investors Fund, Inc., together with the Report of Independent Auditors thereon, are incorporated herein by reference from the Principal Investors Fund's Annual Report to Shareholders for the year ended October 31, 2001.

The financial statements of Principal Investors Fund, Inc. listed above and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon & incorporated herein by reference. Such financial statements are incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                   PRO FORMA
                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                                      COMBINED
                          EUROPEAN     INTERNATIONAL     PACIFIC      PRO FORMA     INTERNATIONAL
                            FUND          FUND I        BASIN FUND   ADJUSTMENTS       FUND I
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $  4,724,023   $ 19,808,419   $  4,307,367   $    --        $ 28,839,809
                        ============   ============   ============   =======        ============
FOREIGN CURRENCY--AT
 COST ................  $    237,137   $    112,192   $     51,693   $    --        $    401,022
                        ============   ============   ============   =======        ============
ASSETS
Investment in
 securities--at value.  $  4,819,030   $ 20,238,900   $  3,752,694        --          28,810,624
Foreign currency--at
 value................       239,959        112,751         52,004        --             404,714
Cash..................       104,475         20,077         24,220        --             148,772
Receivables:
 Capital Shares sold..            10        105,359            658        --             106,027
 Dividends and
  interest............        21,952         68,612         12,338        --             102,902
 Investment securities
  sold................        85,757        244,239            738        --             330,734
 Foreign currency
  contracts...........         7,716             --          2,744        --              10,460
 Variation margin on
  futures contracts...         2,523             --             --        --               2,523
Prepaid expenses......         4,358          3,895          4,383        --              12,636
                        ------------   ------------   ------------   -------        ------------
          Total Assets     5,285,780     20,793,833      3,849,779        --          29,929,392
LIABILITIES
Payables:
 Capital Shares
  reacquired..........            20             --             --        --                  20
 Investment securities
  purchased...........       158,150        515,645             --        --             673,795
 Foreign currency
  contracts...........        15,257             --         16,215        --              31,472
                        ------------   ------------   ------------   -------        ------------
     Total Liabilities       173,427        515,645         16,215        --             705,287
                        ------------   ------------   ------------   -------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $  5,112,353   $ 20,278,188   $  3,833,564   $    --        $ 29,224,105
                        ============   ============   ============   =======        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $  6,164,836   $ 21,360,550   $  5,251,562   $    --        $ 32,776,948
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....        (3,095)        22,406         (9,283)       --              10,028
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (1,132,686)    (1,536,641)      (841,271)       --          (3,510,598)
Net unrealized
 appreciation
 (depreciation) of
 investments..........        90,867        430,481       (554,673)       --             (33,325)
Net unrealized
 appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies...        (7,569)         1,392        (12,771)       --             (18,948)
                        ------------   ------------   ------------   -------        ------------
      Total Net Assets  $  5,112,353   $ 20,278,188   $  3,833,564   $    --        $ 29,224,105
                        ============   ============   ============   =======        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   145,000,000    145,000,000    145,000,000        --         145,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........  $  1,015,632   $    980,188   $    905,233   $    --        $  2,901,053
  Shares issued and
 outstanding..........       125,054        125,123        125,110    (4,843)/(b)/       370,444
  Net asset value per
 share................  $       8.12   $       7.83   $       7.24        --        $       7.83
                        ============   ============   ============        ==        ============

Advisors Select: Net
 Assets...............  $  1,622,461   $  1,059,420   $    904,872   $    --        $  3,586,753
  Shares issued and
 outstanding..........       199,868        135,660        125,107    (1,373)/(b)/       459,262
  Net asset value per
 share................  $       8.12   $       7.81   $       7.23        --        $       7.81
                        ============   ============   ============        ==        ============

Class J: Net Assets...  $    456,210   $  6,803,929   $    211,995   $    --        $  7,472,134
  Shares issued and
 outstanding..........        55,280        868,022         29,450      500/(b)/         953,252
  Net asset value per
 share /(a)/..........  $       8.25   $       7.84   $       7.20        --        $       7.84
                        ============   ============   ============        ==        ============

Institutional: Net
 Assets...............  $     12,259   $  9,258,202   $      8,076   $    --        $  9,278,537
  Shares issued and
 outstanding..........         1,490      1,175,443          1,121       (30)/(b)/     1,178,024
  Net asset value per
 share................  $       8.23   $       7.88   $       7.20        --        $       7.88
                        ============   ============   ============        ==        ============

Preferred: Net Assets.  $    989,739   $  1,195,850   $    897,911   $    --        $  3,083,500
  Shares issued and
 outstanding..........       121,733        152,707        124,062    (4,716)/(b)/       393,786
  Net asset value per
 share................  $       8.13   $       7.83   $       7.24        --        $       7.83
                        ============   ============   ============        ==        ============

Select: Net Assets....  $  1,016,052   $    980,599   $    905,477   $    --        $  2,902,128
  Shares issued and
 outstanding..........       124,929        125,120        125,107    (4,943)/(b)/       370,213
  Net asset value per
 share................  $       8.13   $       7.84   $       7.24        --        $       7.84
                        ============   ============   ============        ==        ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Reflects new shares issued, net of retired shares of European Fund and
  Pacific Basin Fund.
See accompanying notes.

                                   PRO FORMA
                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                 TWELVE MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                                     COMBINED
                         EUROPEAN   INTERNATIONAL   PACIFIC        PRO FORMA       INTERNATIONAL
                           FUND        FUND I      BASIN FUND  ADJUSTMENTS /(A)/      FUND I
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $  95,974   $   177,097    $  39,951       $    --         $   313,022
 Withholding tax on
  foreign dividends...     (9,780)      (21,739)      (7,244)           --             (38,763)
 Interest.............      4,125        15,984          266            --              20,375
                        ---------   -----------    ---------       -------         -----------
          Total Income     90,319       171,342       32,973            --             294,634
Expenses:
 Management and
  investment advisory
  fees................     50,741        88,062       38,716        (8,520)            168,999
 Distribution fees....     10,989        21,479        7,089            --              39,557
 Administrative
  service fees........      5,426         4,484        4,080            --              13,990
 Service fees.........     10,372         8,560        7,790            --              26,722
 Transfer and
  administrative fees
  - Class J...........      1,191        13,126          756            --              15,073
 Other expenses -
  Class J.............         --             5            1            --                   6
                        ---------   -----------    ---------       -------         -----------
  Total Gross Expenses     78,719       135,716       58,432            --             272,867
 Less: Fees paid
  indirectly..........          4            --           --            --                   4
                        ---------   -----------    ---------       -------         -----------
    Total Net Expenses     78,715       135,716       58,432            --             272,863
                        ---------   -----------    ---------       -------         -----------
 Net Investment Income
      (Operating Loss)     11,604        35,626      (25,459)           --              21,771

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   (986,504)   (1,321,873)    (796,474)           --          (3,104,851)
 Short sales..........     12,504            --           --            --              12,504
 Foreign currency
  transactions........        927        (3,178)      12,148            --               9,897
 Futures contracts....     (2,862)           --           --            --              (2,862)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    229,091       612,268      (97,760)           --             743,599
 Futures contracts.....     (4,140)           --           --            --              (4,140)
 Translation of assets
  and liabilities in
  foreign currencies...    (13,033)        1,538       (9,013)           --             (20,508)
                         ---------   -----------    ---------       -------         -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   (764,017)     (711,245)    (891,099)           --          (2,366,361)
                         ---------   -----------    ---------       -------         -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $(752,413)  $  (675,619)   $(916,558)      $    --         $(2,344,590)
                         =========   ===========    =========       =======         ===========



/(a) /Reflects estimated reduction in expenses due to lower management and investment advisory fees, larger net assets and greater economies of scale, and assumes the International Fund I fee structure was in effect for the twelve months ended April 30, 2002.
See accompanying notes.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. BASIS OF COMBINATION

On September 9, 2002, the Board of Directors of Principal Investors Fund, Inc. European Fund and Pacific Basin Fund approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of European Fund and Pacific Basin Fund, International Fund I will acquire all the assets of the European Fund and Pacific Basin Fund subject to the liabilities of such funds, in exchange for a number of shares equal to the pro rata net assets of shares of the International Fund I (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2002. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of the European Fund, International Fund I, and the Pacific Basin Fund at April 30, 2002. The unaudited pro forma statement of operations reflects the results of operations of the European Fund, International Fund I and the Pacific Basin fund for the twelve months ended April 30, 2002. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for European Fund, International Fund I, and Pacific Basin Fund under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of International Fund I for pre-combination periods will not be restated.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.


2. SECURITY VALUATION

European Fund, International Fund I and Pacific Basin Fund value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and international securities the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.


3. CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of European Fund and Pacific Basin Fund by International Fund I as of April 30, 2002. The number of additional shares issued was calculated by dividing the net asset value of each class of European Fund and Pacific Basin Fund by the respective class net asset value per share of International Fund I.


4. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2002. The expenses of the European Fund and Pacific Basin Fund were adjusted assuming the fee structure of International Fund I was in effect for the twelve months ended April 30, 2002.


5. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

European Fund, International Fund I and Pacific Basin Fund will distribute substantially all of their net investment income and any realized gains prior to the merger date.



Principal Amount or Number of Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   European     International     Pacific Basin
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Fund           Fund I            Fund          Combined
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                COMMON STOCKS (93.97%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Advertising Sales (0.06%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           23,000        23,000         Clear Media 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Advertising Services (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,226                                            2,226         Aegis Group
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         23,424                          23,424         WPP Group
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Aerospace & Defense (0.93%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        17,030           36,250                          53,280         BAE Systems
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Airlines (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           30,000        30,000         China Southern Airlines 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,528           11,071                          14,599         Deutsche Lufthansa
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,000         2,000         Singapore Airlines
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Airport Development & Maintenance (0.14%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,000         2,000         Beijing Capital International Airport
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Japan Airport Terminal
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Apparel Manufacturers (0.16%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Onward Kashiyama
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Applications Software (0.02%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,338                                            2,338         Aldata Solution Oyj 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Audio & Video Products (1.17%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,000         4,000         Matsushita Electric Industrial
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          6,100                           6,100         Pioneer
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,100         3,100         Sony
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Auto-Cars & Light Trucks (4.83%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,213            5,370                           7,583         Bayerische Motoren Werke
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           20,000        20,000         Denway Motors
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            8,000         8,000         Fuji Heavy Industries
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,737                           3,737         Honda Motor
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,770                           2,770         Hyundai Motor
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         35,780            19,000        54,780         Nissan Motor
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,481            3,077                           5,558         PSA Peugeot Citroen
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,500         3,500         Toyota Motor
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Beverages-Wine & Spirits (0.73%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         16,720                          16,720         Allied Domecq
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          8,002                           8,002         Diageo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Brewery (0.95%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          9,305                           9,305         Interbrew 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Broadcasting Services & Programming (0.54%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,751                           2,751         Grupo Televisa
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               36            36         SKY Perfect Communications 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Building & Construction Products-Miscellaneous (0.26%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,426                                            4,426         CRH
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Building Products-Cement & Aggregate (1.65%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         19,200                          19,200         Cemex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,785                           3,785         Lafarge
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Building-Residential & Commercial ( 0.12%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Sekisui House
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Cellular Telecommunications (2.19%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            9,300         9,300         Advanced Info Service Public
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          4,216                           4,216         America Movil 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                             28                21            49         NTT DoCoMo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
       102,451          162,522                         264,973         Vodafone Group
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Chemicals-Diversified (2.49%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,761                           2,761         Akzo Nobel
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           23,000        23,000         Asahi Kasei
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,961                           5,961         DSMA
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,120                           2,120         Shin-Estu Chemical
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           20,000        20,000         Showa Denko K. K.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         15,000                          15,000         Sumitomo Chemical
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           14,000        14,000         Tokuyama
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           10,000        10,000         Tosoh
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Chemicals-Specialty (0.28%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,079                                            1,079         Ciba Specialty Chemicals 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Commercial Banks (4.09%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,800         2,800         Bangkok Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         94,000                          94,000         Chinatrust Commercial Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,316                                            2,316         Danske Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         17,200                          17,200         DnB Holding
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         16,314                          16,314         Fortis
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,000         1,000         Hang Seng Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        22,107                                           22,107         IntesaBci
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,988                           3,988         Kookmin Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,062         1,062         Kookmin Bank 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,440                           5,440         National Bank of Canada
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         30,196                          30,196         Nordea
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Commercial Services (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           10,000        10,000         SIA Engineering
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
            40                                               40         Societe Generale de Surveillance Holding
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Computers-Integrated Systems (0.84%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           16,000        16,000         Fujitsu
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,800         2,800         Meitec
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              200           200         Obic
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Computers-Memory Devices (0.15%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              800           800         TDK
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Containers-Paper & Plastic (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            6,035         6,035         Amcor
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Cosmetics & Toiletries (0.34%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,000         3,000         Kao
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,300         1,300         Kose
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Distribution-Wholesale (0.64%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          7,760                           7,760         Buhrmann
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            7,000         7,000         Esprit Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,790                                            3,790         Hagemeyer
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Diversified Financial Services (0.31%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          6,600                           6,600         Shinhan Financial Group 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Diversified Minerals (1.55%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,100                           5,100         Anglo American
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         28,555             9,982        38,537         BHP Billiton
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,610                           2,610         Cia Vale do Rio Doce
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,622         5,622         WMC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,503                                            4,503         Xstrata
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Diversified Operations (0.10%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,000         3,000         Hutchison Whampoa
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              297           297         Patrick
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Diversified Operators-Commercial Service (0.30%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,611         4,611         Brambles Industries
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,999                                            1,999         Vivendi Universal
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electric Components-Miscellaneous (0.72%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,000         4,000         Anritsu
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,000         2,000         Hosiden
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,000         4,000         Johnson Electric Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            9,000         9,000         NEC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Omron
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electric-Generation (0.03%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           24,000        24,000         Beijing Datang Power Generation
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electric-Integrated (1.19%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,262                           3,262         E.On AG
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          4,950                           4,950         Scottish & Southern Energy
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         22,440                          22,440         Scottish Power
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electric Products-Miscellaneous (0.06%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           11,000        11,000         Lindeteves-Jacoberg 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           18,000        18,000         Techtronic Industries
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electronic Components-Miscellaneous (2.96%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,748                           5,748         Flextronics International 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,716            7,672                          12,388         Koninklijke Philips Electronics
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,198                           2,198         Samsung Electronics
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electronic Components-Semiconductor (0.54%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,465                                            4,465         Infineon Technologies
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         New Japan Radio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              300           300         Rohm
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Electronic Measurement Instruments (0.22%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              600           600         Advantest
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              100           100         Keyence
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Engineering-Research & Development Services (0.26%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,479                                            1,479         Altran Technologies
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Finance-Consumer Loans (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              300           300         Acom
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Finance-Investment Banker & Broker (0.82%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           21,000        21,000         Nikko Securities
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         10,293                          10,293         Nomura Securities
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Finance-Leasing Company (0.34%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,200         1,200         Orix
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Finance-Other Services (0.35%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        100,000                         100,000         Fubon Financial Holding 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Food-Catering (0.38%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        18,066                                           18,066         Compass Group 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Food-Miscellaneous/Diversified (2.39%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           350            1,746                           2,096         Nestle
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,142                           3,142         Unilever
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Food-Retail (1.47%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,059            5,428                           7,487         Koninklijke Ahold
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         43,301                          43,301         Safeway
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        13,225                                           13,225         Tesco
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Gas-Distribution (0.67% )
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         64,047                          64,047         Centrica
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Gas-Transportation (0.30%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        20,589                                           20,589         Lattice Group
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        11,173                                           11,173         Snam Rete Gas 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Human Resources (0.17%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           796                                              796         Adecco
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Import & Export (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,200                           2,200         ITOCHU
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         19,515                          19,515         Mitsubishi
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           16,000        16,000         Sumitomo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Instruments-Scientific (0.04%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,000         1,000         Moritex
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Internet Security (0.19%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,030                           3,030         Check Point Software Technologies 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Management & Advisory Services (0.40%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         10,963                          10,963         Amvescap
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Life & Health Insurance (0.04%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,000         2,000         Great Eastern Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Machinery-Construction & Mining (0.31%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,900                           3,900         Atlas Copco
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Machinery-Electrical (0.90%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,945                           3,945         Schneider Electric
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              600           600         SMC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Machinery-General Industry (0.11%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Nippon Thompson
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Machinery-Print Trade (0.13%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,000         3,000         Komori
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Machinery Tools & Related Products (0.37%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          4,626                           4,626         Sandvik
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Medical-Drugs (6.90%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           905                                              905         AstraZeneca
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,922            5,285                           7,207         Aventis
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,233            9,956                          13,189         GlaxoSmithKline 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,276            6,758                          10,034         Novartis
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,418                                            1,418         Pharmacia
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,284                                            1,284         Sanofi-Synthelabo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,164                           3,164         Schering
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,291                                            2,291         Shire Pharmaceuticals Group 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,317             2,000         5,317         Takeda Chemical Industries
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,993             1,000         4,993         Yamanouchi Pharmaceutical
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Medical Laboratory & Testing Service (0.02%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           11,250        11,250         Gribbles Group 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Metal-Aluminum (0.66%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,068                           5,068         Alcan
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           25,000        25,000         Aluminum Corp. of China 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Metal-Diversified (0.70%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         6,495                                            6,495         Pearson
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           108            6,750                           6,858         Rio Tinto
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Metal Processors & Fabricators (0.34%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          2,075                           2,075         Pechiney
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Money Center Banks (10.83%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         15,240                          15,240         ABN AMRO Holding
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,891                                            4,891         Banco Bilbao Vizcaya Argentaria
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        24,932           31,460                          56,392         Barclays
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           726                                              726         Bayerische Hypo-und Vereinsbank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,583            9,824                          12,407         BNP Paribas
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,170            6,260                           9,430         Credit Suisse Group
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,000         2,000         DBS Group Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,245                                800         5,045         HSBC Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,000         3,000         Oversea-Chinese Banking
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         10,856                          10,856         Royal Bank of Canada
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,974                                            1,974         Royal Bank of Scotland
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         13,417                          13,417         Standard Chartered
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           21,000        21,000         Sumitomo Mitsui Banking
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          8,297                           8,297         UBS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               31            31         UFJ Holdings 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,000         4,000         United Overseas Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Mortgage Banks (1.16%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         5,005           14,424                          19,429         Abbey National
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           476                                              476         DePfa Bank
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Multi-Line Insurance (3.72%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          1,565                           1,565         Assurances Generales de France
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,752                                            3,752         Axa
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         4,831           11,400                          16,231         CGNU
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         5,939           10,687                          16,626         ING Groep
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         24,900                          24,900         Riunione Adriatica di Sicurta
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Multimedia (1.35%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         10,307             2,430        12,737         News
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Tokyo Broadcasting System
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Office Automation & Equipment (0.55%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          4,180                           4,180         Canon
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Oil Company-Exploration & Production (0.47%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          4,153                           4,153         Canadian Natural Resources
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Oil Company-Integrated (6.78%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         7,972            7,942                          15,914         BP Amoco
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           54,000        54,000         China Petroleum & Chemical
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         8,718           27,316                          36,034         ENI
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        15,428           57,069                          72,497         Shell Transport & Trading
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,598            3,462                           5,060         TotalFinaElf
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Oil-Field Services (0.26%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         11,780                          11,780         Saipem
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Oil Refining & Marketing (0.46%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         15,784                          15,784         Statoil 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Paper & Related Products (0.80%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,158                                            2,158         Norske Skogindustrier
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         3,067            8,010                          11,077         Stora Enso Oyj
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          1,554                           1,554         UPM-Kymmene Oyj
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Property & Casualty Insurance (0.19%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           30,367        30,367         NRMA Insurance Group 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Public Thoroughfares (0.70%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         41,190                          41,190         Brisa-Auto Estradas de Portugal
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Publishing-Newspapers (0.15%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           16,700        16,700         John Fairfax Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,000         1,000         Singapore Press Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Publishing-Periodicals (0.80%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         13,308                          13,308         United Business Media
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          6,584                           6,584         Wolters Kluwer
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Real Estate Operator & Developer (0.31%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,000         3,000         Cheung Kong
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           11,169        11,169         Kerry Properties
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            3,000         3,000         Sun Hung Kai Properties
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,715         2,715         Westfield Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Reinsurance (1.90%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          1,805                           1,805         Muenchener Rueckversicherungs-Gesellschaft
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,067                                            1,067         Swiss Reinsurance 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Research & Development (0.03%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,403         5,403         Silex Systems 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Respiratory Products (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            6,560         6,560         Resmed 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Retail-Apparel & Shoe (0.68%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        11,156                                           11,156         Debenhams
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         26,701                          26,701         Matalan 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Retail-Consumer Electronics (0.34%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            1,300         1,300         Yamada Denki
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Retail-Discount (0.05%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            8,764         8,764         Harvey Norman Holdings
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Retail-Major Department Store (1.34%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         10,425                          10,425         Metro
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
           532                                              532         Pinault-Printemps-Redoute
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Retail-Miscellaneous/Diversified (0.35%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,000         4,000         Aeon
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Semiconductor Component-Integrated Circuits (1.55%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         63,600            22,000        85,600         Taiwan Semiconductor Manufacturing 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        155,300                         155,300         United Microelectronics 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Semiconductor Equipment (0.11%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,449                                            1,449         ASM Lithography Holding 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Soap & Cleaning Products (0.38%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         6,235                                            6,235         Reckitt Benckiser
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Steel-Producers (1.33%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         2,821                                            2,821         Acerinox
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          7,681                           7,681         Arcelor 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           25,000        25,000         Nippon Steel
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          1,398                           1,398         Pohang Iron & Steel
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Telecommunication Equipment (0.31%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         5,600                                            5,600         Nokia
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Telecommunication Services (0.72%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          4,459                           4,459         Amdocs 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,405                           5,405         BCE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            100             7,100         7,200         Telstra
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Telephone-Integrated (1.75%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                9             9         Japan Telecom
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          7,218                           7,218         KT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               13            13         Nippon Telegraph & Telephone
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
        10,874                                           10,874         Portugal Telecom
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          3,244                           3,244         TDC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         5,441            6,936                          12,377         Telecom Italia
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Television (0.12%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         18,783                          18,783         Granada
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Toys (0.66%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          8,647                           8,647         Sega 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Transport-Rail (0.48%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                             18                15            33         East Japan Railway
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Transport-Services (0.68%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,600                           5,600         Exel
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          5,800                           5,800         Transports Publics Genevois
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Water (0.69%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         1,883            4,888                           6,771         Suez
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Water Treatment Systems (0.20%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            5,000         5,000         Kurita Water Industries
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            933                             933         Vivendi Environnement 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Wire & Cable Products (0.05%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            2,000         2,000         Sumitomo Electric Industries
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      2,796,487
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
       418,900        1,676,395           701,192     2,796,487
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                PREFERRED STOCKS (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Multimedia (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            4,222         4,222         News
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                COMMERCIAL PAPER (4.53%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Finance-Mortgage Loan/Banker (4.53%)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Investment in Joint Trading Account;
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Federal Home Loan Bank System
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                      1,324,604                       1,324,604               1.79%; 05/01/02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------











                                                             Market Value
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                               European      International     Pacific Basin
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                 Fund           Fund I             Fund           Combined
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (93.97%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Advertising Sales (0.06%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Clear Media 1                                                                                 $ 16,662         $ 16,662
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Advertising Services (0.86%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Aegis Group                                                $ 3,552                                                3,552
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        WPP Group                                                                  $ 249,191                            249,191
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Aerospace & Defense (0.93%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        BAE Systems                                                 86,676           184,499                            271,175
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Airlines (0.86%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        China Southern Airlines 1                                                                       10,097           10,097
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Deutsche Lufthansa                                          54,362           170,591                            224,953
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Singapore Airlines                                                                              15,455           15,455
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Airport Development & Maintenance (0.14%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Beijing Capital International Airport                                                              477              477
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Japan Airport Terminal                                                                          39,992           39,992
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Apparel Manufacturers (0.16%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Onward Kashiyama                                                                                46,456           46,456
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Applications Software (0.02%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Aldata Solution Oyj 1                                        4,403                                                4,403
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Audio & Video Products (1.17%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Matsushita Electric Industrial                                                                  53,582           53,582
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Pioneer                                                                      120,432                            120,432
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sony                                                                                           166,589          166,589
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Auto-Cars & Light Trucks (4.83%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Bayerische Motoren Werke                                    88,340           214,364                            302,704
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Denway Motors                                                                                    5,962            5,962
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Fuji Heavy Industries                                                                           40,374           40,374
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Honda Motor                                                                  167,641                            167,641
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Hyundai Motor                                                                102,747                            102,747
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nissan Motor                                                                 275,317           146,199          421,516
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        PSA Peugeot Citroen                                        123,407           153,052                            276,459
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Toyota Motor                                                                                    95,405           95,405
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Beverages-Wine & Spirits (0.73%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Allied Domecq                                                                107,089                            107,089
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Diageo                                                                       106,176                            106,176
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Brewery (0.95%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Interbrew 1                                                                  276,948                            276,948
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Broadcasting Services & Programming (0.54%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Grupo Televisa                                                               124,345                            124,345
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        SKY Perfect Communications 1                                                                    32,243           32,243
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Building & Construction Products-Miscellaneous (0.26%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        CRH                                                         76,056                                               76,056
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Building Products-Cement & Aggregate (1.65%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Cemex                                                                        121,647                            121,647
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Lafarge                                                                      359,143                            359,143
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Building-Residential & Commercial ( 0.12%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sekisui House                                                                                   34,385           34,385
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Cellular Telecommunications (2.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Advanced Info Service Public                                                                     9,460            9,460
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        America Movil 1                                                               78,628                             78,628
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        NTT DoCoMo                                                                    71,309            53,404          124,713
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Vodafone Group                                             165,352           262,304                            427,656
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Chemicals-Diversified (2.49%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Akzo Nobel                                                                   118,699                            118,699
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Asahi Kasei                                                                                     87,772           87,772
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        DSMA                                                                         265,242                            265,242
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Shin-Estu Chemical                                                            87,343                             87,343
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Showa Denko K. K.                                                                               31,464           31,464
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sumitomo Chemical                                                             63,435                             63,435
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Tokuyama                                                                                        44,704           44,704
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Tosoh                                                                                           29,206           29,206
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Chemicals-Specialty (0.28%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Ciba Specialty Chemicals 1                                  83,251                                               83,251
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Commercial Banks (4.09%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Bangkok Bank                                                                                     4,143            4,143
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Chinatrust Commercial Bank                                                    83,126                             83,126
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Danske Bank                                                 41,825                                               41,825
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        DnB Holding                                                                   90,850                             90,850
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Fortis                                                                       374,717                            374,717
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Hang Seng Bank                                                                                  11,443           11,443
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        IntesaBci                                                   71,515                                               71,515
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Kookmin Bank                                                                 181,509                            181,509
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Kookmin Bank 1                                                                                  49,396           49,396
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        National Bank of Canada                                                      115,754                            115,754
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nordea                                                                       171,915                            171,915
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Commercial Services (0.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        SIA Engineering                                                                                 11,867           11,867
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Societe Generale de Surveillance Holding                    10,864                                               10,864
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Computers-Integrated Systems (0.84%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Fujitsu                                                                                        127,103          127,103
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Meitec                                                                                          78,941           78,941
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Obic                                                                                            38,162           38,162
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Computers-Memory Devices (0.15%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        TDK                                                                                             43,614           43,614
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Containers-Paper & Plastic (0.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Amcor                                                                                           24,014           24,014
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Cosmetics & Toiletries (0.34%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Kao                                                                                             58,645           58,645
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Kose                                                                                            39,790           39,790
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Distribution-Wholesale (0.64%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Buhrmann                                                                      99,364                             99,364
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Esprit Holdings                                                                                 13,463           13,463
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Hagemeyer                                                   74,963                                               74,963
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Diversified Financial Services (0.31%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Shinhan Financial Group 1                                                     89,255                             89,255
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Diversified Minerals (1.55%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Anglo American                                                                80,417                             80,417
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        BHP Billiton                                                                 152,720            57,892          210,612
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Cia Vale do Rio Doce                                                          71,227                             71,227
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        WMC                                                                                             27,805           27,805
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Xstrata                                                     61,751                                               61,751
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Diversified Operations (0.10%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Hutchison Whampoa                                                                               26,349           26,349
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Patrick                                                                                          2,655            2,655
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Diversified Operators-Commercial Service (0.30%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Brambles Industries                                                                             24,910           24,910
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Vivendi Universal                                           63,748                                               63,748
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electric Components-Miscellaneous (0.72%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Anritsu                                                                                         31,838           31,838
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Hosiden                                                                                         28,800           28,800
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Johnson Electric Holdings                                                                        6,052            6,052
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        NEC                                                                                             69,393           69,393
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Omron                                                                                           75,234           75,234
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electric-Generation (0.03%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Beijing Datang Power Generation                                                                  9,309            9,309
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electric-Integrated (1.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        E.On AG                                                                      168,868                            168,868
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Scottish & Southern Energy                                                    48,692                             48,692
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Scottish Power                                                               129,172                            129,172
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electric Products-Miscellaneous (0.06%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Lindeteves-Jacoberg 1                                                                            1,882            1,882
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Techtronic Industries                                                                           14,771           14,771
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electronic Components-Miscellaneous (2.96%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Flextronics International 1                                                   79,610                             79,610
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Koninklijke Philips Electronics                            145,633           236,917                            382,550
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Samsung Electronics                                                          402,883                            402,883
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electronic Components-Semiconductor (0.54%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Infineon Technologies                                       81,032                                               81,032
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        New Japan Radio                                                                                 31,269           31,269
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Rohm                                                                                            44,743           44,743
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Electronic Measurement Instruments (0.22%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Advantest                                                                                       43,224           43,224
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Keyence                                                                                         20,242           20,242
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Engineering-Research & Development Services (0.26%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Altran Technologies                                         77,298                                               77,298
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Finance-Consumer Loans (0.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Acom                                                                                            22,897           22,897
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Finance-Investment Banker & Broker (0.82%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nikko Securities                                                                                94,860           94,860
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nomura Securities                                                            143,493                            143,493
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Finance-Leasing Company (0.34%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Orix                                                                                            99,533           99,533
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Finance-Other Services (0.35%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Fubon Financial Holding 1                                                    101,970                            101,970
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Food-Catering (0.38%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Compass Group 1                                            112,485                                              112,485
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Food-Miscellaneous/Diversified (2.39%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nestle                                                      82,742           412,763                            495,505
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Unilever                                                                     202,435                            202,435
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Food-Retail (1.47%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Koninklijke Ahold                                           51,486           135,730                            187,216
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Safeway                                                                      191,674                            191,674
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Tesco                                                       50,447                                               50,447
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Gas-Distribution (0.67% )
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Centrica                                                                     197,172                            197,172
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Gas-Transportation (0.30%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Lattice Group                                               55,658                                               55,658
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Snam Rete Gas 1                                             31,714                                               31,714
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Human Resources (0.17%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Adecco                                                      50,361                                               50,361
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Import & Export (0.86%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        ITOCHU                                                                         7,025                              7,025
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Mitsubishi                                                                   146,362                            146,362
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sumitomo                                                                                        97,695           97,695
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Instruments-Scientific (0.04%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Moritex                                                                                         11,939           11,939
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Internet Security (0.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Check Point Software Technologies 1                                           54,995                             54,995
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Investment Management & Advisory Services (0.40%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Amvescap                                                                     115,669                            115,669
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Life & Health Insurance (0.04%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Great Eastern Holdings                                                                          12,474           12,474
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Machinery-Construction & Mining (0.31%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Atlas Copco                                                                   91,473                             91,473
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Machinery-Electrical (0.90%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Schneider Electric                                                           190,362                            190,362
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        SMC                                                                                             71,869           71,869
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Machinery-General Industry (0.11%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nippon Thompson                                                                                 30,880           30,880
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Machinery-Print Trade (0.13%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Komori                                                                                          38,458           38,458
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Machinery Tools & Related Products (0.37%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sandvik                                                                      107,150                            107,150
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Medical-Drugs (6.90%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        AstraZeneca                                                 42,401                                               42,401
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Aventis                                                    136,561           375,509                            512,070
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        GlaxoSmithKline 1                                           78,210           240,848                            319,058
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Novartis                                                   137,402           283,443                            420,845
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Pharmacia                                                   58,582                                               58,582
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sanofi-Synthelabo                                           82,206                                               82,206
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Schering                                                                     192,733                            192,733
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Shire Pharmaceuticals Group 1                               16,994                                               16,994
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Takeda Chemical Industries                                                   145,183            87,539          232,722
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Yamanouchi Pharmaceutical                                                    110,087            27,570          137,657
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Medical Laboratory & Testing Service (0.02%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Gribbles Group 1                                                                                 4,712            4,712
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Metal-Aluminum (0.66%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Alcan                                                                        185,641                            185,641
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Aluminum Corp. of China 1                                                                        4,488            4,488
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Metal-Diversified (0.70%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Pearson                                                     77,946                                               77,946
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Rio Tinto                                                    2,007           125,419                            127,426
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Metal Processors & Fabricators (0.34%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Pechiney                                                                     100,407                            100,407
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Money Center Banks (10.83%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        ABN AMRO Holding                                                             302,121                            302,121
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Banco Bilbao Vizcaya Argentaria                             57,030                                               57,030
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Barclays                                                   218,909           276,226                            495,135
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Bayerische Hypo-und Vereinsbank                             25,514                                               25,514
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        BNP Paribas                                                134,997           513,439                            648,436
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Credit Suisse Group                                        112,998           223,144                            336,142
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        DBS Group Holdings                                                                              15,455           15,455
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        HSBC Holdings                                               50,108                               9,514           59,622
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Oversea-Chinese Banking                                                                         21,527           21,527
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Royal Bank of Canada                                                         380,176                            380,176
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Royal Bank of Scotland                                      56,614                                               56,614
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Standard Chartered                                                           165,219                            165,219
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sumitomo Mitsui Banking                                                                         93,551           93,551
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        UBS                                                                          399,973                            399,973
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        UFJ Holdings 1                                                                                  76,776           76,776
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        United Overseas Bank                                                                            31,793           31,793
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Mortgage Banks (1.16%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Abbey National                                              79,575           229,329                            308,904
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        DePfa Bank                                                  32,598                                               32,598
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Multi-Line Insurance (3.72%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Assurances Generales de France                                                78,972                             78,972
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Axa                                                         79,621                                               79,621
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        CGNU                                                        49,774           117,456                            167,230
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        ING Groep                                                  156,803           282,161                            438,964
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Riunione Adriatica di Sicurta                                                323,098                            323,098
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Multimedia (1.35%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        News                                                                         271,899            15,868          287,767
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Tokyo Broadcasting System                                                                      106,308          106,308
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Office Automation & Equipment (0.55%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Canon                                                                        161,296                            161,296
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Oil Company-Exploration & Production (0.47%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Canadian Natural Resources                                                   137,580                            137,580
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Oil Company-Integrated (6.78%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        BP Amoco                                                    68,012            67,765                            135,777
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        China Petroleum & Chemical                                                                       8,655            8,655
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        ENI                                                        133,941           419,676                            553,617
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Shell Transport & Trading                                  109,943           406,685                            516,628
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        TotalFinaElf                                               242,201           524,718                            766,919
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Oil-Field Services (0.26%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Saipem                                                                        76,746                             76,746
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Oil Refining & Marketing (0.46%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Statoil 1                                                                    134,258                            134,258
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Paper & Related Products (0.80%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Norske Skogindustrier                                       38,380                                               38,380
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Stora Enso Oyj                                              38,996           101,843                            140,839
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        UPM-Kymmene Oyj                                                               54,332                             54,332
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Property & Casualty Insurance (0.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        NRMA Insurance Group 1                                                                          54,466           54,466
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Public Thoroughfares (0.70%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Brisa-Auto Estradas de Portugal                                              204,140                            204,140
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Publishing-Newspapers (0.15%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        John Fairfax Holdings                                                                           31,926           31,926
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Singapore Press Holdings                                                                        12,419           12,419
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Publishing-Periodicals (0.80%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        United Business Media                                                        101,623                            101,623
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Wolters Kluwer                                                               133,489                            133,489
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Real Estate Operator & Developer (0.31%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Cheung Kong                                                                                     28,561           28,561
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Kerry Properties                                                                                11,886           11,886
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sun Hung Kai Properties                                                                         26,156           26,156
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Westfield Holdings                                                                              23,517           23,517
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Reinsurance (1.90%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Muenchener Rueckversicherungs-Gesellschaft                                   447,284                            447,284
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Swiss Reinsurance 1                                        107,681                                              107,681
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Research & Development (0.03%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Silex Systems 1                                                                                  8,849            8,849
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Respiratory Products (0.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Resmed 1                                                                                        23,954           23,954
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Retail-Apparel & Shoe (0.68%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Debenhams                                                   62,998                                               62,998
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Matalan 1                                                                    136,482                            136,482
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Retail-Consumer Electronics (0.34%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Yamada Denki                                                                                   100,031          100,031
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Retail-Discount (0.05%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Harvey Norman Holdings                                                                          15,342           15,342
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Retail-Major Department Store (1.34%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Metro                                                                        333,486                            333,486
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Pinault-Printemps-Redoute                                   60,403                                               60,403
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Retail-Miscellaneous/Diversified (0.35%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Aeon                                                                                           103,427          103,427
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Semiconductor Component-Integrated Circuits (1.55%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Taiwan Semiconductor Manufacturing 1                                         160,301            55,450          215,751
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        United Microelectronics 1                                                    237,092                            237,092
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Semiconductor Equipment (0.11%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        ASM Lithography Holding 1                                   32,903                                               32,903
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Soap & Cleaning Products (0.38%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Reckitt Benckiser                                          110,398                                              110,398
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Steel-Producers (1.33%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Acerinox                                                   108,035                                              108,035
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Arcelor 1                                                                    105,897                            105,897
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nippon Steel                                                                                    38,162           38,162
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Pohang Iron & Steel                                                          138,822                            138,822
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Telecommunication Equipment (0.31%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nokia                                                       90,629                                               90,629
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Telecommunication Services (0.72%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Amdocs 1                                                                      96,894                             96,894
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        BCE                                                                           94,865                             94,865
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Telstra                                                                          273            19,407           19,680
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Telephone-Integrated (1.75%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Japan Telecom                                                                                   26,636           26,636
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        KT                                                                           163,487                            163,487
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Nippon Telegraph & Telephone                                                                    51,129           51,129
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Portugal Telecom                                            79,368                                               79,368
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        TDC                                                                           93,577                             93,577
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Telecom Italia                                              43,293            55,188                             98,481
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Television (0.12%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Granada                                                                       35,105                             35,105
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Toys (0.66%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sega 1                                                                       193,951                            193,951
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Transport-Rail (0.48%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        East Japan Railway                                                            76,121            63,435          139,556
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Transport-Services (0.68%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Exel                                                                          71,816                             71,816
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Transports Publics Genevois                                                  125,694                            125,694
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Water (0.69%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Suez                                                        56,078           145,571                            201,649
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Water Treatment Systems (0.20%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Kurita Water Industries                                                                         59,229           59,229
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Vivendi Environnement 1                                                          345                                345
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Wire & Cable Products (0.05%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Sumitomo Electric Industries                                                                    14,252           14,252
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Total Common Stocks                                      4,819,030        18,914,296         3,729,432       27,462,758
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Multimedia (0.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        News                                                                                            23,262           23,262
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Finance-Mortgage Loan/Banker (4.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Investment in Joint Trading Account;
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              Federal Home Loan Bank System
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              1.79%; 05/01/02                                                      1,324,604                          1,324,604
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Total Portfolio Investments (98.58%)                     4,819,030        20,238,900         3,752,694       28,810,624
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    Cash and receivables, net of liabilities (1.42%)               293,323            39,288            80,870          413,481
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Total Net Assets (100.00%)                             $ 5,112,353      $ 20,278,188       $ 3,833,564     $ 29,224,105
------------------------------------------------------------====================================================================
------------------------------------------------------------====================================================================

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            1 Non-Income Producing Security.




FUTURES CONTRACTS
---------------------------------------------------------------------
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    5 Dow Jones Euro
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    Stoxx 50                             Commitment            Buy
---------------------------------------------------------------------
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    June, 2002                 Opening Market Value      $ 164,593
---------------------------------------------------------------------
---------------------------------------------------------------------
    Futures                    Current Market Value      $ 160,441
---------------------------------------------------------------------
---------------------------------------------------------------------
                              Unrealized Gain (Loss)      $ (4,152)
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
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---------------------------------------------------------------------

                           PART C: OTHER INFORMATION

Item 15. Indemnification.

The information required in response to this item is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on May 21, 2002.

Item 16. Exhibits.

Exhibit Number Description

(1)(a)
     Articles of Amendment and Restatement of the Charter of the Registrant - incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(1)(b)
     Articles Supplementary are incorporated herein by reference to Exhibit
     (a)(4) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N1-A (File No. 33-59474) as filed with the Commission on October 12, 2001.

(2) By-Laws of the Registrant - incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(3)  None

(4) Copy of Plan of Acquisition (included as Appendix A to the Information Statement/Prospectus, which is part of the Registration Statement on Form N-14).

(5)  None

(6)(a)
     Management Agreement with Principal Management Corporation - incorporated herein by reference to Exhibit (d)(1)c to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

(6)(b)
     Sub-Advisory Agreement with Invista Capital LLC - incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on February 25, 2002.

(7)(a)
     Distribution Agreement - incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(7)(b)
     Dealer Selling Agreement - incorporated herein by reference to Exhibit
     (e)(2) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on June 12, 2001.

(8)  None

(9) Custody Agreement - incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

(10)(a)
     12b-1 Plan - Advisors Preferred Class Shares 12b-1 Plan is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(10)(b)
     12b-1 Plan - Advisors Select Class Shares 12b-1 Plan - incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(10)(c)    12b-1 Plan - Select Class Shares 12b-1 Plan.

(10)(d)    12b-1 Plan - Class J Shares 12b-1 Plan.

(10)(e)
     Rule 18f-3 - Multiple Class Distribution Plan - incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

(11) Opinion and consent of Counsel regarding legality of securities being registered.

(12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

(13) None

(14) Consent of Independent Auditors

(15) None

(16) Powers of attorney executed by L. D. Zimpleman, J. E. Aschenbrenner, R. C. Eucher, J. D. Davis, P. A. Ferguson, R. W. Gilbert, B. A. Lukavsky and W.
     C. Kimball.

(17)(a)    Form of Proxy Ballot

(17)(b)
     Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for its fiscal year ended October 31, 2001 - incorporated herein by reference to Form 24f-2 filed with the Commission on January 4, 2002.

Item 17. Undertakings.

The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Des Moines and the State of Iowa, on the 10th day of September, 2002.


                                        Principal Investors Fund, Inc.


                                      By: /s/R. C. Eucher
                                         _______________________________________
                                          Ralph C. Eucher
                                          President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

        SIGNATURE                        TITLE                    DATE
        ---------                        -----                    ----

  /s/R. C. Eucher
  __________________________                                  September 10, 2002
  R. C. Eucher                 Director and President
                               (Principal Executive Officer)

  _(L. D. Zimpleman*)_______   Director and                   September 10, 2002
  L. D. Zimpleman              Chairman of the Board

  _(J. E. Aschenbrenner*)___   Director                       September 10, 2002
  J. E. Aschenbrenner

  _(J. D. Davis*)___________   Director                       September 10, 2002
  J. D. Davis

  _(P. A. Ferguson*)________   Director                       September 10, 2002
  P. A. Ferguson

  _(R. W. Gilbert*)_________   Director                       September 10, 2002
  R. W. Gilbert

  _(B. A. Lukavsky*)________   Director                       September 10, 2002
  B. A. Lukavsky

  _(W. C. Kimball*)_________   Director                       September 10, 2002
  W. C. Kimball

  /s/K. L. Tibbetts
  __________________________   Financial Officer              September 10, 2002
  K. L. Tibbetts               (Principal Financial and
                               Accounting Officer)



                                        By:
                                           /s/R. C. Eucher
                                          ____________________________________
                                          R. C. Eucher
                                          Attorney -in- Fact *Pursuant to powers
                                           of attorney previously filed

September 9, 2002



Board of Directors
Principal Investors Fund, Inc.
Des Moines, IA 50392-0200

RE   Registration Statement on Form N-14
     Pursuant to Securities Act of 1933



I am familiar with the proposed issuance by Principal Investors Fund, Inc. of shares of each of its share classes of common stock of the International Fund series, par value $.01 per share, in connection with the transfer to it of the assets and liabilities of the European Fund series and Pacific Basin Fund series pursuant to the terms of a Plan of Acquisition (the "Shares"). I am also familiar with the above-referenced Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission relating to the offer and sale of Shares. Based upon such investigation as I have deemed necessary, I am of the opinion that the Shares, when issued in accordance with the terms described in the Registration Statement, will be legally issued, fully paid and non-assessable.

I hereby consent to the filing of this opinion as a exhibit to the Registration Statement.

Very truly yours,

 /s/Michael D. Roughton

Michael D. Roughton
Counsel

September 3, 2002

Board of Directors
Principal Investors Fund, Inc.
711 High Street
Des Moines, IA 50309

RE   Acquisition of Pacific Basin Fund and European Fund
     By the International Fund I

To the Board of Directors and Shareholders

International Fund I intends to acquire all of the assets and assume all of the liabilities of the Pacific Basin Fund and European Fund (each an "Acquired Fund") in a transaction described in a Form N-14 Registration Statement to be filed with the United States Securities and Exchange Commission (the "Registration Statement") on or about September 10, 2002. You have asked for an opinion concerning the Federal income tax consequences of the proposed transaction.

International Fund I is a series fund, meaning a segregated portfolio of assets, of Principal Investors Fund, Inc., a Maryland Corporation. Continuously since its formation it has qualified as a regulated investment company for purposes of Subchapter M of the United States Internal Revenue Code of 1986 (the "Code") and has elected to be taxed as such.

Each Acquired Fund is also a series fund of Principal Investors Fund, Inc. Each Acquired Fund, like International Fund I, has qualified since its inception as a regulated investment company for purposes of the Code, and has elected to be taxed as such.

International Fund I and each Acquired Fund are each a diversified, open-end management company registered with the Securities and Exchange Commission and various states.

International Fund I will acquire all of the assets of each Acquired Fund, and assume all of its liabilities, in exchange for International Fund I shares.
 Each Acquired Fund will immediately liquidate and dissolve, distributing the shares of International Fund I to its shareholders in retirement of their shares of the Acquired Fund. Each holder of shares of an Acquired Fund will as a result of the transaction own shares of International Fund I of equal value.

In reliance on the information provided in the Registration Statement, I am of the opinion that:

1) The acquisition of all of the assets and liabilities of each Acquired Fund by International Fund I in exchange for shares of International Fund I, followed by distribution of those shares of International Fund I to shareholders of the Acquired Fund in liquidation of the Acquired Fund, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code.


2) Shareholders of each Acquired Fund will recognize no gain or loss as a consequence of the surrender of their shares of the Acquired Fund in exchange for shares of International Fund I pursuant to the liquidation of the Acquired Fund. (Code Section 354).

3) The tax basis and holding period of shares of International Fund I acquired in exchange for shares of each Acquired Fund will be the same as the tax basis and the holding period of the shares of the Acquired Fund exchanged therefore.
   (Code Sections 354 and 1223).

4) Each Acquired Fund will recognize no gain or loss on the transfer of all of its assets to International Fund I. (Code Section 361(a)).

5) The tax basis of the assets of each Acquired Fund in the hands of International Fund I will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately prior to the acquisition. (Code
  Section 362(b)).

The foregoing opinions are based on the Code, current Treasury Regulations issued thereunder, published administrative, interpretations thereof and judicial decisions with respect thereto (collectively the "Tax Law") as of the date hereof. No assurance can be given that the Tax Laws will not change.

I hereby consent to the use of this letter as an Exhibit to, and reference to it in, the Registration Statement.

Sincerely yours,

 /s/Randy Bergstrom

Randy Bergstrom
Counsel to Principal Investors Fund, Inc.

                        Consent of Independent Auditors


We consent to the reference to our firm under the caption "Financial Statements" in the Statement of Additional Information and to the incorporation by reference of our report dated December 5, 2001, with respect to the financial statements and financial highlights of the International Fund I, European Fund and Pacific Basin Fund of the Principal Investors Fund, Inc. included in this Registration Statement Under the Securities Act of 1933 (Form N-14), filed with the Securities and Exchange Commission.



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                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Des Moines, Iowa
September 6, 2002